RUNNING OAK EFFICIENT GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0%
	AEROSPACE & DEFENSE - 3.5%
19,007	General Dynamics Corporation	$ 6,493,361
12,812	Teledyne Technologies, Inc.(a)	6,399,850
		12,893,211
	APPAREL & TEXTILE PRODUCTS - 1.9%
78,611	Deckers Outdoor Corporation(a)	6,920,126

	CHEMICALS - 1.8%
25,360	Air Products and Chemicals, Inc.	6,620,228

	COMMERCIAL SUPPORT SERVICES - 3.7%
40,300	FTI Consulting, Inc.(a)	6,574,945
32,519	Republic Services, Inc.	7,058,574
		13,633,519
	CONSTRUCTION MATERIALS - 1.8%
20,785	Carlisle Companies, Inc.	6,611,085

	DIVERSIFIED INDUSTRIALS - 5.2%
18,189	Eaton Corporation PLC	6,291,393
33,135	Honeywell International, Inc.	6,368,216
35,069	ITT, Inc.	6,458,307
		19,117,916
	ELECTRICAL EQUIPMENT - 3.6%
33,687	AMETEK, Inc.	6,666,321
60,020	nVent Electric PLC	6,438,345
		13,104,666
	ENGINEERING & CONSTRUCTION - 3.3%
10,297	EMCOR Group, Inc.	6,333,376
43,130	Jacobs Solutions, Inc.	5,814,355
		12,147,731
	HEALTH CARE FACILITIES & SERVICES - 5.7%
24,259	Cigna Group	6,726,536
40,301	ICON plc(a)	7,455,685
30,127	IQVIA Holdings, Inc.(a)	6,929,511
		21,111,732

RUNNING OAK EFFICIENT GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 5.4%
65,935	RB Global, Inc.	$ 6,474,817
19,150	Watsco, Inc.	6,633,560
7,053	WW Grainger, Inc.	6,690,687
		19,799,064
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
43,748	Intercontinental Exchange, Inc.	6,881,561

	INSURANCE - 7.2%
26,134	Arthur J. Gallagher & Company	6,471,301
83,210	Brown & Brown, Inc.	6,692,580
36,533	Marsh & McLennan Companies, Inc.	6,701,979
25,700	Primerica, Inc.	6,613,124
		26,478,984
	INTERNET MEDIA & SERVICES - 2.0%
23,307	Alphabet, Inc., Class C	7,461,037

	LEISURE FACILITIES & SERVICES - 3.7%
38,198	Darden Restaurants, Inc.	6,859,597
39,805	Texas Roadhouse, Inc.	6,975,826
		13,835,423
	MACHINERY - 9.1%
11,596	Curtiss-Wright Corporation	6,543,507
69,615	Franklin Electric Company, Inc.	6,623,867
80,784	Graco, Inc.	6,659,833
85,147	Ingersoll Rand, Inc.	6,840,710
7,864	Parker-Hannifin Corporation	6,776,409
		33,444,326
	MEDICAL EQUIPMENT & DEVICES - 9.1%
82,995	Alcon A.G.	6,582,333
34,891	Becton Dickinson and Company	6,769,552
26,387	ResMed, Inc.	6,750,586
24,995	STERIS PLC	6,655,669
18,055	Stryker Corporation	6,701,655
		33,459,795

RUNNING OAK EFFICIENT GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	RETAIL - DISCRETIONARY - 3.7%
45,383	TJX Companies, Inc.	$ 6,894,585
119,528	Tractor Supply Company	6,547,744
		13,442,329
	SOFTWARE - 5.4%
10,155	Intuit, Inc.	6,439,083
14,865	Roper Technologies, Inc.	6,633,060
78,465	SS&C Technologies Holdings, Inc.	6,743,282
		19,815,425
	TECHNOLOGY SERVICES - 16.4%
27,343	Accenture PLC, Class A	6,835,750
87,406	Amdocs Ltd.	6,684,811
26,202	Automatic Data Processing, Inc.	6,689,371
29,874	Broadridge Financial Solutions, Inc.	6,813,961
11,381	CACI International, Inc., Class A(a)	7,023,215
24,719	FactSet Research Systems, Inc.	6,853,837
103,548	Fiserv, Inc.(a)	6,365,096
34,155	Leidos Holdings, Inc.	6,527,020
19,555	Visa, Inc., Class A	6,539,974
		60,333,035
	TRANSPORTATION & LOGISTICS - 3.6%
23,188	Norfolk Southern Corporation	6,772,983
23,311	Saia, Inc.(a)	6,563,445
		13,336,428

	TOTAL COMMON STOCKS (Cost $360,212,541)	360,447,621

	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUND - 2.0%
7,545,420	State Street Institutional U.S. Government Money Market Fund-Opportunity Class, 3.88% (Cost $7,545,420)(b)	7,545,420

	TOTAL INVESTMENTS - 100.0% (Cost $367,757,961)	$ 367,993,041
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%(c)	130,341
	NET ASSETS - 100.0%	$ 368,123,382

RUNNING OAK EFFICIENT GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of November 30, 2025.
(c)	Represents less than 0.05% of net assets.